Related Party Transactions (Details) $ in Millions	12 Months Ended
	Jan. 31, 2015 USD ($) retail_store	Feb. 01, 2014 USD ($)	Feb. 02, 2013 USD ($)
Related Party Transaction [Line Items]
Transferred operation to CBI, number of retail stores | retail_store	1,209
Brown Shoe Company, Inc. [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage	51.00%
Hongguo International Holdings Limited [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage	49.00%
B&H Footwear [Member]
Related Party Transaction [Line Items]
Sales to related parties	$ 8.6	$ 8.3	$ 6.9